Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Carrying Amount of Each Class of Property Plant and Equipment

The carrying amounts of each class of property, plant and equipment were as follows:

	December 31,	December 31,
	2019	2020
Office equipment	$31,105	$12,617
Other equipment	1,938	14
Leasehold improvements	5,290	756
	$38,333	$13,387

Summary of Cost and Accumulated Depreciation of Property Plant and Equipment

For the year ended December 31, 2019

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2019	$276,935	$36,180	$488,106	$801,221
Additions	2,992	-	-	2,992
Disposals	(68,612)	(889)	(219,733)	(289,234)
Balance at December 31, 2019	$211,315	$35,291	$268,373	$514,979
Accumulated depreciation
Balance at January 1, 2019	$178,115	$25,128	$309,560	$512,803
Depreciation expenses	52,388	8,742	111,926	173,056
Disposals	(50,293)	(517)	(158,403)	(209,213)
Balance at December 31, 2019	$180,210	$33,353	$263,083	$476,646
Carrying amounts at January 1, 2019	$98,820	$11,052	$178,546	$288,418
Carrying amounts at December 31, 2019	$31,105	$1,938	$5,290	$38,333

For the year ended December 31, 2020

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2020	$211,315	$35,291	$268,373	$514,979
Additions	5,056	-	-	5,056
Disposals	(11,465)	-	-	(11,465)
Balance at December 31, 2020	$204,906	$35,291	$268,373	$508,570
Accumulated depreciation
Balance at January 1, 2020	$180,210	$33,353	$263,083	$476,646
Depreciation expenses	23,298	1,924	4,534	29,757
Disposals	(11,219)	-	-	(11,220)
Balance at December 31, 2020	$192,289	$35,277	$267,617	$495,183
Carrying amounts at January 1, 2020	$31,105	$1,938	$5,290	$38,333
Carrying amounts at December 31, 2020	$12,617	$14	$756	$13,387